CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 1,321,543	$ 2,774,241	$ 7,402,473
Costs of revenue	(1,435,955)	(1,782,407)	(4,589,404)
Gross profit (loss)	(114,412)	991,834	2,813,069
Service incomes	1,723,542	131,446	309,060
Service expenses	(1,378,829)	(34,519)	(54,761)
General and administrative expenses	(4,261,972)	(1,945,226)	(1,944,054)
Provision for doubtful accounts	(8,544)	(389,198)	0
Selling expenses	(3,046,408)	(227,304)	(519,016)
Operating income (loss)	(7,086,623)	(1,472,967)	604,298
Financial expenses	(194,685)	(174,301)	(164,074)
Other incomes	19,553	83,762	0
Other expenses	(2,770)	(22,299)	(468,676)
Change in fair value of warrants liability	390,324	2,866,171	(346,691)
Income (loss) before provision for income tax and non-controlling interest	(6,874,201)	1,280,366	(375,143)
Provision for income tax (expense) benefit	11,978	(357,726)	(522,279)
Net income (loss) from continuing operations	(6,862,223)	922,640	(897,422)
Net income (loss) from discontinuing operations	(3,500,112)	(25,956,512)	2,900,748
Net Income (Loss)	(10,362,335)	(25,033,872)	2,003,326
Less: net income (loss) attributable to non-controlling interest	(139,205)	(735,758)	7,705
Net income (loss) attributable to Dehaier Medical Systems Limited	(10,223,130)	(24,298,114)	1,995,621
Net income (loss) from continuing operations	(6,862,223)	922,640	(897,422)
Net income (loss) from discontinuing operations	(3,500,112)	(25,956,512)	2,900,748
Other comprehensive income (loss)
Foreign currency translation gain (loss)	(461,548)	(576,891)	1,028,124
Comprehensive income (loss)	(10,823,883)	(25,610,763)	3,031,450
-less comprehensive income (loss) attributable to the non-controlling interest	(189,670)	(762,777)	52,960
Comprehensive income (loss) attributable to Dehaier Medical Systems Limited	$ (10,634,213)	$ (24,847,986)	$ 2,978,490
Earnings (loss) per share
-Basic	$ (1.74)	$ (4.41)	$ 0.43
-Diluted	$ (1.73)	$ (4.34)	$ 0.43
Weighted average number of common shares used in computation
-Basic	5,862,647	5,510,076	4,625,195
-Diluted	5,896,534	5,597,169	4,676,127